INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

NOTE 4 - INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

On August 9, 2023, the Company and Insigma, Inc., a Virginia corporation (“Insigma”), and a wholly owned subsidiary of Futuris Company, a Wyoming corporation (“FTRS”), entered into an asset purchase agreement where Recruiter Consulting agreed to sell its right, title, and exclusive interest in certain client contracts and associated staff, contractors, business information, and relationships related thereto to Insigma. As consideration for the Acquired Assets, and upon completion of the assignment of certain Acquired Assets to Insigma, Insigma shall issue to Recruiter Consulting a number of shares of common stock of FTRS equal to $500,000 based on the 30-day Volume Weighted Average Price (VWAP) preceding the Closing Date (see Note 6).

The deal was finalized on October 2, 2023, when Management Solutions, LLC approved the transfer to Futuris, and on October 5, 2023, the Company received a total of 9,518,605 FTRS Company common stock. As of the closing date of October 2, 2023, the share price of Futuris common stock was $0.0579 per share. As such, the fair value of the transaction consideration received on the closing date was $551,127.

During the year ended December 31, 2023, the Company received 2,000 shares initially valued at $17,000 in exchange for $150,000 of accounts receivable which was fully reserved for.

The Company’s investments in marketable equity securities are being held for an indefinite period and thus have been classified as available for sale. Cost basis of securities held as of both September 30, 2024, and December 31, 2023, is $552,527, while accumulated unrealized losses were $416,915 and $170,383 as of September 30, 2024, and December 31, 2023, respectively. The fair market value of available for sale marketable securities were $135,612 and $382,144 as of September 30, 2024, and December 31, 2023, respectively.

The reconciliation of the investment in marketable securities is as follows for the nine months ended September 30, 2024, and 2023:

	September 30, 2024	September 30, 2023
Beginning Balance – January 1	$382,144	$-
Additions	-	-
Recognized losses	(246,532)	-
Ending Balance – September 30	$135,612	$-

Net losses on equity investments were as follows:

	Nine Months Ended
	September 30,
	2024	2023
Net realized losses on investment sold or assigned	$-	$-
Net unrealized losses on investments still held	246,532	-
Total	$246,532	$-

NOTE 4 - INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES

On August 9, 2023, the Company and Insigma, Inc., a Virginia corporation ("Insigma"), and a wholly owned subsidiary of Futuris Company, a Wyoming corporation (“FTRS”), entered into an asset purchase agreement where Recruiter Consulting agreed to sell its right, title, and exclusive interest in certain client contracts and associated staff, contractors, business information, and relationships related thereto to Insigma. As consideration for the Acquired Assets, and upon completion of the assignment of certain Acquired Assets to Insigma, Insigma shall issue to Recruiter Consulting a number of shares of common stock of FTRS equal to $500,000 based on the 30-day Volume Weighted Average Price (VWAP) preceding the Closing Date (see Note 6).

The deal was finalized on October 2, 2023, when Management Solutions, LLC approved the transfer to Futuris, and on October 5, 2023, the Company received a total of 9,518,605 FTRS Company common stock. As of the closing date of October 2, 2023, the share price of Futuris common stock was $0.0579 per share. As such, the fair value of the transaction consideration received on the closing date would be $551,127.

During the year ended December 31, 2023, the Company received 2,000 shares initially valued at $17,000 in exchange for $150,000 of accounts receivable which was fully reserved for.

The Company’s investments in marketable equity securities are being held for an indefinite period and thus have been classified as available for sale. The Company received 2,000 shares initially valued at $17,000 in exchange for $150,000 of accounts receivable which was fully reserved for. Cost basis of securities held as of both December 31, 2023, and 2022 were $552,527 and $42,720, respectively, while accumulated unrealized losses were $170,383 and $42,720 as of December 31, 2023, and 2022, respectively. The fair market value of available for sale marketable securities were $382,144 and $0 as of December 31, 2023, and 2022 respectively.

The reconciliation of the investment in marketable securities is as follows for the years ended December 31, 2023, and 2022:

	December	December
	31, 2023	31, 2022
Beginning Balance - December 31	$-	$-
Additions	552,527	42,270
Recognized losses	(170,383)	(42,270)
Ending Balance - December 31	$382,144	$-

Net losses on equity investments were as follows:

	Years Ended
	December 31,
	2023	2022
Net realized losses on investment sold or assigned	$-	$-
Net unrealized losses on investments still held	170,383	42,270
Total	$170,383	$42,270